UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 98.09%
	Consumer Discretionary - 13.01%
	Hotels Restaurants & Leisure - 3.41%
27,700	Marriott International, Inc. - Class A	$726,848
13,500	Starwood Hotels & Resorts Worldwide, Inc.	540,945
		1,267,793
	Internet & Catalog Retail - 3.73%
50,800	eBay Inc. (a)	1,388,364

	Media - 5.87%
34,750	Viacom Inc. - Class B (a)	1,061,265
36,000	The Walt Disney Co.	1,123,200
		2,184,465
	Total Consumer Discretionary	4,840,622

	Consumer Staples - 10.21%
	Beverages - 1.56%
9,100	PepsiCo, Inc.	578,669

	Food & Staples Retailing - 8.65%
38,400	CVS Corp.	1,519,488
14,800	Walgreen Co.	481,148
51,500	Whole Foods Market, Inc.	1,220,035
		3,220,671
	Total Consumer Staples	3,799,340

	Financials - 16.34%
	Capital Markets - 2.13%
22,000	Morgan Stanley	793,540

	Commercial Banks - 3.46%
18,800	Northern Trust Corp.	1,289,116

	Diversified Financial Services - 8.82%
25,200	American Express Co.	949,284
8,600	Franklin Resources, Inc.	788,190
14,600	Legg Mason, Inc.	636,122
16,100	T. Rowe Price Group, Inc.	909,167
		3,282,763
	Insurance - 1.93%
17,100	Principal Financial Group, Inc.	717,687
	Total Financials	6,083,106

	Health Care - 23.32%
	Biotechnology - 1.81%
12,700	Gilead Sciences, Inc. (a)	672,465

	Pharmaceuticals - 21.51%
36,700	Barr Pharmaceuticals Inc. (a)	1,654,436
16,300	Bayer AG - ADR	1,369,847
100,100	Schering-Plough Corp.	1,970,969
34,000	Shire Pharmaceuticals PLC - ADR	1,670,420
28,000	Wyeth	1,342,880
		8,008,552
	Total Health Care	8,681,017

	Industrials - 5.71%
	Air Freight & Logistics - 3.51%
16,600	FedEx Corp.	1,307,914

	Commercial Services & Supplies - 2.20%
19,500	Automatic Data Processing, Inc.	817,050
	Total Industrials	2,124,964

	Information Technology - 29.50%
	Communications Equipment - 6.72%
47,300	Cisco Systems, Inc. (a)	1,100,198
60,800	Corning, Inc.	1,401,440
		2,501,638
	Computers & Peripherals - 2.48%
42,600	NetApp, Inc. (a)	922,716

	Internet Software & Services - 1.33%
23,900	Yahoo!, Inc. (a)	493,774

	Semiconductor & Semiconductor Equipment - 12.77%
59,200	Applied Materials, Inc.	1,130,128
43,300	Broadcom Corp. - Class A (a)	1,181,657
60,100	Intel Corp.	1,290,948
40,900	Texas Instruments, Inc.	1,151,744
		4,754,477
	Software - 6.20%
27,500	Electronic Arts Inc. (a)	1,221,825
39,500	Microsoft Corp.	1,086,645
		2,308,470
	Total Information Technology	10,981,075

	TOTAL COMMON STOCKS (Cost $34,894,029)	36,510,124

	SHORT TERM INVESTMENTS - 1.79%
	Investment Companies - 1.79%
603,244	Fidelity Institutional Money Market Portfolio	603,244
65,118	SEI Daily Income Trust Treasury II Fund - Class B	65,118
	Total Investment Companies	668,362

	TOTAL SHORT TERM INVESTMENTS (Cost $668,362)	668,362

	Total Investments (Cost $35,562,391) - 99.88%	37,178,486
	Other Assets in Excess of Liabilities - 0.12%	42,925
	TOTAL NET ASSETS - 100.00%	$37,221,411

	ADR - American Depositary Receipt
	(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$35,562,391
	Gross unrealized appreciation	5,954,104
	Gross unrealized depreciation	(4,338,009)
	Net unrealized appreciation	$1,616,095

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Large Cap Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 37,178,486	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 37,178,486	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Large Cap Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Large Cap Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008